Goodwill and Intangible Assets - Schedule of Components of Goodwill and Intangible Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at April 1	¥ 61,669	¥ 55,134
Balance at March 31	54,472	61,669
Acquisition cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at April 1	90,057	75,409
Addition	6,416	15,776
Disposition	(102)	(38)
Transfer		(34)
Exchange differences	1,151	(1,054)
Other	33	(2)
Balance at March 31	97,555	90,057
Accumulated amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at April 1	(28,388)	(20,275)
Amortization expenses	(7,491)	(6,920)
Impairment	(6,502)	(1,467)
Disposition	92	35
Exchange differences	(794)	237
Other		2
Balance at March 31	(43,083)	(28,388)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at April 1	38,636	39,403
Balance at March 31	39,304	38,636
Goodwill [member] | Acquisition cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at April 1	38,636	39,403
Exchange differences	668	(767)
Balance at March 31	39,304	38,636
Marketed Products [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at April 1	43,013	37,297
Balance at March 31	33,866	43,013
Marketed Products [member] | Acquisition cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at April 1	61,203	48,045
Addition	744	12,363
Transfer	3,178	1,534
Exchange differences	904	(739)
Balance at March 31	66,029	61,203
Marketed Products [member] | Accumulated amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at April 1	(18,190)	(10,748)
Amortization expenses	(6,870)	(6,209)
Impairment	(6,021)	(802)
Exchange differences	(718)	146
Other	(364)	(577)
Balance at March 31	(32,163)	(18,190)
Research and Development [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at April 1	10,450	9,127
Balance at March 31	12,389	10,450
Research and Development [member] | Acquisition cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at April 1	15,734	14,408
Addition	5,179	3,033
Transfer	(3,178)	(1,534)
Exchange differences	118	(173)
Balance at March 31	17,853	15,734
Research and Development [member] | Accumulated amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at April 1	(5,284)	(5,281)
Impairment	(481)	(665)
Exchange differences	(63)	85
Other	364	577
Balance at March 31	(5,464)	(5,284)
Trademark [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at April 1	6,497	6,625
Balance at March 31	6,609	6,497
Trademark [member] | Acquisition cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at April 1	6,506	6,634
Addition		1
Exchange differences	112	(129)
Balance at March 31	6,618	6,506
Trademark [member] | Accumulated amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at April 1	(9)	(9)
Balance at March 31	(9)	(9)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at April 1	1,566	1,409
Balance at March 31	1,358	1,566
Software [member] | Acquisition cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at April 1	6,449	5,627
Addition	339	310
Disposition	(92)	(38)
Transfer	70	563
Exchange differences	13	(13)
Balance at March 31	6,779	6,449
Software [member] | Accumulated amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at April 1	(4,883)	(4,218)
Amortization expenses	(617)	(706)
Disposition	92	35
Exchange differences	(13)	6
Balance at March 31	(5,421)	(4,883)
Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at April 1	143	676
Balance at March 31	250	143
Other [member] | Acquisition cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at April 1	165	695
Addition	154	69
Disposition	(10)
Transfer	(70)	(597)
Exchange differences	4
Other	33	(2)
Balance at March 31	276	165
Other [member] | Accumulated amortization and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at April 1	(22)	(19)
Amortization expenses	(4)	(5)
Other		2
Balance at March 31	¥ (26)	¥ (22)